Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      January 5, 2009

VIA EDGAR
----------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



   Re: AllianceBernstein Blended Style Series, Inc. - U.S. Large Cap Portfolio File Nos. 333-87002 and 811-21081
        ---------------------------------

Ladies and Gentlemen:

     On behalf of AllianceBernstein Blended Style Series, Inc. - U.S. Large Cap Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 31, 2008.

     A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.



                                                      Sincerely,

                                                      /s/ B. Kyle Park
                                                      ----------------
                                                          B. Kyle Park



SK 00250 0157 952357